Goodwill (Tables)	6 Months Ended
Jul. 31, 2023
Goodwill
Schedule of goodwill

	July 31,	January 31,
	2023	2023
Balance at beginning of period	675,647	608,761
Acquisition of NetCHB	—	26,797
Acquisition of Foxtrot	—	1,527
Acquisition of XPS	—	43,529
Acquisition of Supply Vision	—	6,763
Acquisition of GroundCloud	83,918	—
Acquisition of Localz	954	—
Adjustments on account of foreign exchange	4,585	(11,730)
Balance at end of period	765,104	675,647